Disposals (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($) hectare	Jun. 30, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of subsidiaries [line items]
Gain from disposal of farmland and other assets (Note 21)				$ 0	$ 0	$ 7,914
Sale of non-controlling interests in subsidiaries (Note 21)						21,964
Global Hisingen S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest sold in subsidiary			49.00%
Global Acamante S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest sold in subsidiary	49.00%
Global Carelio S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest sold in subsidiary	49.00%
Global Calidon S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest sold in subsidiary	49.00%
Global Mirabilis S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest sold in subsidiary	49.00%
Global Acamante S.L.U., Global Calidon S.L.U., Global Carelio S.L.U. and Global Mirabilis S.L.U.
Disclosure of subsidiaries [line items]
Total consideration for disposal	$ 22,000
Sale of non-controlling interests in subsidiaries (Note 21)					19,900
Reserve from the sale of non- controlling interests in subsidiaries
Disclosure of subsidiaries [line items]
Sale of non-controlling interests in subsidiaries (Note 21)						16,066
Reserve from the sale of non- controlling interests in subsidiaries | Global Acamante S.L.U., Global Calidon S.L.U., Global Carelio S.L.U. and Global Mirabilis S.L.U.
Disclosure of subsidiaries [line items]
Sale of non-controlling interests in subsidiaries (Note 21)					16,100
Cumulative translation adjustment
Disclosure of subsidiaries [line items]
Sale of non-controlling interests in subsidiaries (Note 21)						3,881
Cumulative translation adjustment | Global Acamante S.L.U., Global Calidon S.L.U., Global Carelio S.L.U. and Global Mirabilis S.L.U.
Disclosure of subsidiaries [line items]
Sale of non-controlling interests in subsidiaries (Note 21)					3,900
Non- controlling interest
Disclosure of subsidiaries [line items]
Sale of non-controlling interests in subsidiaries (Note 21)						$ 2,017
Non- controlling interest | Global Acamante S.L.U., Global Calidon S.L.U., Global Carelio S.L.U. and Global Mirabilis S.L.U.
Disclosure of subsidiaries [line items]
Sale of non-controlling interests in subsidiaries (Note 21)					$ 2,000
Discontinued operations | La Canada Farm
Disclosure of subsidiaries [line items]
Number of hectares sold | hectare		3,399
Total consideration for disposal		$ 12,600
Gain from disposal of farmland and other assets (Note 21)		$ 7,900